Information About Non-controlling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Changes in Accumulated Non-controlling Interests
Profit or loss allocated to non-controlling interests and accumulated non-controlling interests of subsidiaries that are material to the Group for the years ended December 31, 2020, 2021 and 2022 are as follows:

(In millions of Korean won)	December 31, 2020
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend s paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.7%	￦	375,906	￦	22,171	￦	(8,279)	￦	(898)	￦	388,900
BC Card Co., Ltd.	30.5%		417,475		9,899		(22,787)		7,239		411,826
KT Powertel Co., Ltd.	55.2%		54,276		2,151		(478)		(202)		55,747
KT Alpha Co., Ltd. (KT Hitel Co.,Ltd.)	32.9%		54,709		(1,840)		—		(2,563)		50,306
KT Telecop Co., Ltd.	13.2%		3,650		152		—		(208)		3,594

(In millions of Korean won)	December 31, 2021
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend s paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife Co., Ltd.	49.7%	￦	388,900	￦	24,795	￦	(8,279)	￦	5,279	￦	410,695
BC Card Co., Ltd.	30.5%		411,826		34,496		(6,434)		59,040		498,928
KTIS Corporation	68.6%		120,071		17,715		(1,837)		(709)		135,240
KTCS Corporation	79.7%		129,502		21,394		(2,211)		(3,574)		145,111
Nasmedia, Co., Ltd.	56.0%		112,549		15,185		(3,808)		255		124,181

(In millions of Korean won)	December 31, 2022
	Non- controlling Interests rate (%)	Accumulated non-controlling interests at the beginning of the year		Profit or loss allocated to non-controlling interests		Dividend s paid to non- controlling interests		Others		Accumulated non-controlling interests at the end of the year
KT Skylife C o., Ltd .	49.8%	￦	410,695	￦	7,127	￦	(8,284)	￦	13,651	￦	423,189
BC Card Co., Ltd.	30.5%		498,928		47,909		(7,641)		(14,539)		524,657
KTIS Corporation	66.7%		135,240		14,965		(2,226)		(6,577)		141,402
KTCS Corporation	78.3%		145,111		18,888		(2,721)		(7,397)		153,881
Nasmedia Co., Ltd	56.0%		124,181		15,610		(4,187)		(179)		135,425

Summary of Financial Information on Subsidiaries
Summarized consolidated statements of financial position as at December 31, 2020, 2021 and 2022, are as follows:

	December 31, 2020
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KT Powertel Co., Ltd.		KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Non-controlling Interests rate (%)		49.7%		30.5%		55.2%		32.9%
Current assets	￦	480,450	￦	1,785,914	￦	90,056	￦	140,948
Non-current assets		439,026		1,298,484		29,638		148,001
Current liabilities		153,236		1,602,667		17,045		74,045
Non-current liabilities		21,803		176,083		1,788		18,554
Equity		744,437		1,305,648		100,861		196,350
Operating revenue		706,631		3,387,640		65,897		350,231
Profit for the year		58,190		39,455		3,809		2,080
Total comprehensive income (loss)		55,647		61,796		3,442		(8,700)
Cash flows from operating activities		160,934		(119,163)		6,011		62,521
Cash flows from investing activities		(105,293)		58,042		(3,353)		(58,186)
Cash flows from financing activities		(19,650)		22,790		(1,515)		(1,856)
Net increase (decrease) in cash and cash equivalents		35,991		(38,331)		1,143		2,479
Cash and cash equivalents at beginning of year		63,850		279,162		6,217		37,043
Exchange differences		(7)		(247)		—		(83)
Cash and cash equivalents at end of year		99,834		240,584		7,360		39,439

	December 31, 2021
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Non-controlling Interests rate (%)		49.7%		30.5%		68.6%		79.7%		56.0%
Current assets	￦	408,484	￦	1,991,152	￦	124,420	￦	302,953	￦	409,345
Non-current assets		867,161		1,942,275		244,941		113,797		81,049
Current liabilities		249,676		1,658,476		103,927		189,641		248,648
Non-current liabilities		220,018		822,528		73,691		44,530		19,970
Equity		805,951		1,452,423		191,743		182,579		221,776
Operating revenue		772,950		3,580,970		487,801		968,499		125,876
Profit for the year		62,309		120,308		24,944		19,034		27,120
Total comprehensive income		74,995		122,578		28,669		16,914		27,991
Cash flows from operating activities		102,947		(157,645)		49,011		6,945		44,500
Cash flows from investing activities		(352,116)		(283,313)		(27,143)		(1,039)		(16,966)
Cash flows from financing activities		230,010		526,563		(23,126)		(16,622)		(9,843)
Net increase (decrease) in cash and cash equivalents		(19,159)		85,605		(1,258)		(10,716)		17,691
Cash and cash equivalents at beginning of year		99,834		240,584		31,779		75,440		53,720
Exchange differences		(3)		293		—		(840)		(15)
Cash and cash equivalents at end of year		80,672		326,482		30,521		63,884		71,396

	December 31, 2022
(in millions of Korean won)	KT Skylife Co., Ltd.		BC Card Co., Ltd.		KTIS Corporation		KTCS Corporation		Nasmedia, Co., Ltd.
Non-controlling Interests rate (%)		49.8%		30.5%		66.7%		78.3%		56.0%
Current assets	￦	420,701	￦	3,152,622	￦	102,121	￦	296,209	￦	435,359
Non-current assets		938,465		2,513,453		294,087		123,517		81,586
Current liabilities		274,637		2,879,551		103,698		188,379		261,381
Non-current liabilities		229,042		1,229,649		95,506		40,240		14,349
Equity		855,487		1,556,875		197,004		191,107		241,215
Operating revenue		1,038,468		3,897,090		536,229		1,031,010		153,210
Profit for the year		20,941		148,341		15,917		17,634		27,691
Total comprehensive income		34,485		143,055		13,502		17,500		26,996
Cash flows from operating activities		176,407		(798,043)		13,809		19,423		22,015
Cash flows from investing activities		(78,928)		(7,733)		9,813		13,245		3,845
Cash flows from financing activities		(79,455)		914,441		(29,199)		(35,578)		(11,136)
Net increase (decrease) in cash and cash equivalents		18,024		108,665		(5,577)		(2,910)		14,724
Cash and cash equivalents at beginning of year		80,672		326,482		30,521		63,884		71,396
Exchange differences		(1)		(100)		—		840		13
Cash and cash equivalents at end of year		98,695		435,047		24,944		61,814		86,133

Summary of Changes in Ownership Interest on the Equity Attributable to Owners

(in millions of Korean won)	2020		2021		2022
Carrying amount of non-controlling interests acquired	￦	1,750	￦	14,702	￦	19,272
Consideration paid to non-controlling interests		9,878		1,095		69,652

Effect of changes in equity (net amount)	￦	11,628	￦	15,797	￦	88,924